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                                               [LINCOLN FINANCIAL GROUP(R) LOGO]
                                                Lincoln Life & Annuity
                                                Company of New York

JOHN L. REIZIAN, ESQUIRE
ASSISTANT VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE:  (860) 466-1778
John.Reizian@LFG.com

VIA EDGAR

June 5, 2009

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: LLANY Separate Account M. for Flexible Premium Variable Life
    Lincoln Life & Annuity Company of New York ("LLANY")
    File No. 333-155333; 811-08559; CIK: 0001051629
    Post-Effective Amendment No. 2

Dear Sir or Madam:

Today we are electronically filing on EDGAR a post-effective amendment to the referenced registration statement to add a supplement to the prospectus. The purpose of the amendment is to revise certain product features, and the addition of a rider, as more fully described below.

- The calculation of the death benefit payable under Death Benefit Option 2 has been revised;

- The calculation of the Specified Amount after a change from Death Benefit Option 2 to Death Benefit Option 1 has been revised;

- We have replaced the Enhanced Surrender Value Rider with an Exec Enhanced Surrender Value Rider, which is required and will automatically be issued with each policy applied for on a multi-life basis.

I am representing LLANY in these matters. Please contact me at (860) 466-1539 with any questions or comments about this filing. Should you have any questions regarding this filing, please feel free to contact me at (860) 466-1539.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel